Business combinations - Additional Information (Details) - Leucrotta Exploration Inc. [Member] $ in Millions	5 Months Ended	8 Months Ended	12 Months Ended
	May 30, 2022 shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 CAD ($) a
Statement [Line Items]
Mica property acres acquired, gross | a			81,000
Mica property acres acquired, net | a			77,000
Common shares | shares	7,536,800
Cash flows from used in operations			$ 1,322.0
Revenue of acquiree since acquisition date		$ 55.7
Revenue of combined entity as if combination			$ 3,444.7
Profit (loss) of acquire		$ 17.1